Trade Accounts Receivables, Net - Summary of Aging of Trade Accounts Receivable (Detail) - Gross carrying amount [member] - PEN (S/) S/ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets that are either past due or impaired [line items]
Trade accounts receivable	S/ 918,410	S/ 1,363,874
Current [member]
Disclosure of financial assets that are either past due or impaired [line items]
Trade accounts receivable	802,341	890,100
Not later than one month [member]
Disclosure of financial assets that are either past due or impaired [line items]
Trade accounts receivable	28,216	259,062
Later than one month and not later than six months [member]
Disclosure of financial assets that are either past due or impaired [line items]
Trade accounts receivable	21,490	28,575
Later than six months and not later than one year [member]
Disclosure of financial assets that are either past due or impaired [line items]
Trade accounts receivable	28,327	152,732
Later than one year [member]
Disclosure of financial assets that are either past due or impaired [line items]
Trade accounts receivable	S/ 38,036	S/ 33,405